UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Christian Nebauer  Zurich, Switzerland    February 12, 2013




Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $1,057,591
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name



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
                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
SPDR S&P 500 ETF TR       COM		  78462F103  000103959 000730000 SH	    SOLE     		  000730000	  0	  0
ISHARES S&P 500 FUND      COM		  464287200  000052962 000370000 SH	    SOLE     		  000370000	  0	  0
ISHARES-EMG MKT           COM		  464287234  000109988 002480000 SH	    SOLE     		  002480000	  0	  0
ISHARES MSCI EAFE         COM		  464287465  000110308 001940000 SH	    SOLE     		  001940000	  0	  0
SPDR S&P 500 ETF TR       COM		  78462F103  000158075 001110000 SH	    SOLE     		  001110000	  0	  0
ISHARES-EMG MKT           COM    	  464287234  000086039 001940000 SH	    SOLE		  001940000	  0	  0
ISHARES MSCI EAFE         COM    	  464287465  000081310 001430000 SH	    SOLE		  001430000	  0	  0
SPDR S&P 500 ETF TR       COM    	  78462F103  000162063 001138000 SH	    SOLE		  001138000	  0	  0
EVERBANK FINL CORP        COM    	  29977G102  000011281 000873709 SH	    Defined  		  000873709	  0	  0
KKR & CO LP               COM    	  48248M102  000032398 002127247 SH	    Defined  		  002127247	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000042030 003000000 SH	    Defined  		  003000000	  0	  0
ISHARES TR MSCI EAFE INX  COM   	  464287465  000076536 001346038 SH	    Defined  		  001346038	  0	  0
SPDR S&P MIDCAP 400 ETF   COM    	  78467Y107  000030642 000165000 SH	PUT Defined  		  000165000	  0	  0